Allowance for Loan Losses - Age Analysis of Past Due Loans Delinquencies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans in repayment and percentage of each status:
Loans allowance for losses	$ (2,244)	$ (2,377)	$ (2,427)	$ (2,283)
Loans, net	142,100	162,546
FFELP Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in-school/grace/deferment	13,678	17,702	22,887
Loans in forbearance	13,490	15,902	19,575
Loans in repayment and percentage of each status:
Loans current	63,330	75,499	77,093
Loans delinquent 31-60 days	3,746	4,710	5,419
Loans delinquent 61-90 days	2,207	2,788	3,438
Loans delinquent greater than 90 days	7,221	7,734	8,231
Total loans in repayment	76,504	90,731	94,181
Total loans, gross	103,672	124,335	136,643
Loans unamortized premium (discount)	1,035	1,436	1,674
Total loans	104,707	125,771	138,317
Loans allowance for losses	(119)	(159)	(187)
Loans, net	104,588	125,612	138,130
Loans current, in percentage	82.80%	83.20%	81.90%
Loans delinquent 31-60 days, in percentage	4.90%	5.20%	5.80%
Loans delinquent 61-90 days, in percentage	2.90%	3.10%	3.70%
Loans delinquent greater than 90 days, in percentage	9.40%	8.50%	8.60%
Total loans in repayment, in percentage	100.00%	100.00%	100.00%
Percentage of loans in repayment	73.80%	73.00%	68.90%
Delinquencies as a percentage of loans in repayment	17.20%	16.80%	18.10%
Loans in forbearance as a percentage of loans in repayment and forbearance	15.00%	14.90%	17.20%
Private Education Traditional Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in-school/grace/deferment	6,088	5,421	5,866
Loans in forbearance	969	996	1,195
Loans in repayment and percentage of each status:
Loans current	26,977	26,597	25,110
Loans delinquent 31-60 days	674	837	868
Loans delinquent 61-90 days	420	375	393
Loans delinquent greater than 90 days	1,012	1,121	1,096
Total loans in repayment	29,083	28,930	27,467
Total loans, gross	36,140	35,347	34,528
Loans unamortized premium (discount)	(629)	(713)	(792)
Total loans	35,511	34,634	33,736
Loans receivable for partially charged-off loans	799	797	705
Loans allowance for losses	(1,592)	(1,637)	(1,542)
Loans, net	34,718	33,794	32,899
Loans current, in percentage	92.80%	91.90%	91.40%
Loans delinquent 31-60 days, in percentage	2.30%	2.90%	3.20%
Loans delinquent 61-90 days, in percentage	1.40%	1.30%	1.40%
Loans delinquent greater than 90 days, in percentage	3.50%	3.90%	4.00%
Total loans in repayment, in percentage	100.00%	100.00%	100.00%
Percentage of loans in repayment	80.50%	81.90%	80.00%
Delinquencies as a percentage of loans in repayment	7.20%	8.10%	8.60%
Loans in forbearance as a percentage of loans in repayment and forbearance	3.20%	3.30%	4.20%
Private Education Non-Traditional Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in-school/grace/deferment	440	483	656
Loans in forbearance	133	140	191
Loans in repayment and percentage of each status:
Loans current	1,791	1,978	2,012
Loans delinquent 31-60 days	128	175	208
Loans delinquent 61-90 days	93	106	127
Loans delinquent greater than 90 days	275	325	371
Total loans in repayment	2,287	2,584	2,718
Total loans, gross	2,860	3,207	3,565
Loans unamortized premium (discount)	(75)	(83)	(81)
Total loans	2,785	3,124	3,484
Loans receivable for partially charged-off loans	514	550	536
Loans allowance for losses	(505)	(534)	(629)
Loans, net	2,794	3,140	3,391
Loans current, in percentage	78.30%	76.50%	74.00%
Loans delinquent 31-60 days, in percentage	5.60%	6.80%	7.70%
Loans delinquent 61-90 days, in percentage	4.10%	4.10%	4.70%
Loans delinquent greater than 90 days, in percentage	12.00%	12.60%	13.60%
Total loans in repayment, in percentage	100.00%	100.00%	100.00%
Percentage of loans in repayment	80.00%	80.60%	76.20%
Delinquencies as a percentage of loans in repayment	21.70%	23.40%	26.00%
Loans in forbearance as a percentage of loans in repayment and forbearance	5.50%	5.10%	6.60%
Troubled Debt Restructuring Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in-school/grace/deferment	913	574	285
Loans in forbearance	740	544	696
Loans in repayment and percentage of each status:
Loans current	5,613	4,619	3,018
Loans delinquent 31-60 days	469	478	427
Loans delinquent 61-90 days	330	254	215
Loans delinquent greater than 90 days	921	908	672
Total loans in repayment	7,333	6,259	4,332
Total loans, gross	$ 8,986	$ 7,377	$ 5,313
Loans current, in percentage	76.50%	73.80%	69.70%
Loans delinquent 31-60 days, in percentage	6.40%	7.60%	9.80%
Loans delinquent 61-90 days, in percentage	4.50%	4.10%	5.00%
Loans delinquent greater than 90 days, in percentage	12.60%	14.50%	15.50%
Total loans in repayment, in percentage	100.00%	100.00%	100.00%